Income Taxes (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended						36 Months Ended
	Dec. 31, 2008	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013	Dec. 31, 2016 USD ($)
Income Tax Holiday [Line Items]
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)		12.50%	12.50%
Income tax recoverable		¥ 13,797		¥ 8,270				¥ 13,797	¥ 8,270		$ 1,987
Cumulative Adjustments To Tax Payable					¥ 34,352
Tax loss carryforwards		808,974						808,974			5,616,703
Tax loss carryforward in 2017		1,547,167						1,547,167
Tax loss carryforward in 2018		1,206,489						1,206,489
Tax loss carryforward in 2019		637,990						637,990
Tax loss carryforward in 2020		1,248,889						1,248,889
Deferred Tax Assets, Net of Valuation Allowance, Total		203		2,720				203	2,720		29
Deferred Income Tax Assets, Net					665,644
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Provision For Inventory Purchase Commitment		224,982		¥ 211,437	199,782			224,982	¥ 211,437		32,404
Deferred Tax Assets, Property, Plant and Equipment					428,790
German Subsidiary [Member]
Income Tax Holiday [Line Items]
Deferred Income Tax Liabilities, Net		¥ 4,215						4,215			607
Fine Silicon [Member]
Income Tax Holiday [Line Items]
Deferred Income Tax Assets, Net					¥ 291,829
PRC [Member]
Income Tax Holiday [Line Items]
Income tax rate (as a percent)	25.00%
Withholding income tax rate for dividends distributed (as a percent)		10.00%	10.00%
Deferred income tax liability for the undistributed earnings		¥ 12,332						12,332			1,776
Undistributed earnings of foreign subsidiaries		123,323						¥ 123,323			$ 17,762
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100	$ 17
PRC [Member] | Tianwei Yingli [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)						15.00%	15.00%	15.00%
PRC [Member] | Yingli China [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)								15.00%		15.00%
PRC [Member] | Yingli Tianjin, Yingli Lixian and Yingli Hengshui [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)									15.00%
PRC [Member] | Yingli Hainan [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)									12.50%
GERMANY
Income Tax Holiday [Line Items]
Withholding income tax rate for dividends distributed (as a percent)		26.375%	26.375%
Corporation income tax rate (as a percent)				15.00%					15.00%
Solidarity surcharge on corporation income taxes (as a percent)				5.50%					5.50%
GERMANY | Yingli South East Europe [Member]
Income Tax Holiday [Line Items]
Trade income tax rate (as a percent)				12.775%					12.775%
Aggregate statutory income tax rate (as a percent)				28.60%					28.60%
GERMANY | Yingli Europe [Member]
Income Tax Holiday [Line Items]
Trade income tax rate (as a percent)				17.15%					17.15%
Aggregate statutory income tax rate (as a percent)				32.975%					32.975%
UNITED STATES
Income Tax Holiday [Line Items]
Aggregate statutory income tax rate (as a percent)		38.40%						38.40%			38.40%
Federal corporation tax rate (as a percent)		34.00%	34.00%
State corporation tax rate (as a percent)		6.60%	6.60%